Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 17, 2011
Registrant Name	dei_EntityRegistrantName	CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND
Central Index Key	dei_EntityCentralIndexKey	0001527972
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 17, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 18, 2011